Changes in value of derivative warrant liability - Derivative Liabilities (Details) - USD ($)	9 Months Ended		12 Months Ended		24 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014
Balance - Derivative warrant liability Value	$ 2,635,643	$ 5,234,293	$ 5,234,293
No. of Warrants - Derivative warrant liability	257,331,254
Exercise of Warrants			$ (2,194,496)	$ (5,629,130)	$ (2,194,496)
Warrants Exercised			(76,732,020)	(145,888,421)	(76,732,020)
Decrease in fair value of derivative warrant liability	$ 53,597	$ 298,370	$ (3,362,497)	$ (3,279,650)	$ (3,362,497)
August 2012
Balance - Derivative warrant liability Value	$ 4,081,627
No. of Warrants - Derivative warrant liability	55,148,530
Additional warrants issued			$ 624,797
Warrants Issued			9,375,000
December 2012
Additional warrants issued			$ 762,355
Warrants Issued			24,999,999
June 2013
Additional warrants issued			$ 1,189,744
Warrants Issued			40,833,335
July 2013
Balance - Derivative warrant liability Value	$ 5,234,293
No. of Warrants - Derivative warrant liability	220,687,537
Price Protection
Additional warrants issued				$ 7,484,550
Warrants Issued				236,219,094
January 2014
Additional warrants issued			$ 942,279
Warrants Issued			26,666,668
March 2014
Additional warrants issued	$ 2,016,064		$ 2,016,064
Warrants Issued	69,166,667		69,166,667